INCOME TAX - Income tax expense (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAX
Current income tax provision	$ 45,465	¥ 316,799	¥ 2,002
Provision for income tax	$ 45,465	¥ 316,799	¥ 2,002